Schedule of Financial liabilities carried at fair value (Details) (USD $)	9 Months Ended
Aug. 31, 2013
Warrants Schedule Of Financial Liabilities Carried At Fair Value 1	$ 1,161,956
Warrants Schedule Of Financial Liabilities Carried At Fair Value 2	$ 1,161,956